Warrants Liability	12 Months Ended
Dec. 31, 2022
Warrant Liabilities [Abstract]
Warrants Liability

14. Warrants Liability

In August 2020, the Company issued 2,762,430 Class B shares and 1,381,215 warrants to purchase Class B shares for total cash proceeds of $9,999,997. Each warrant is exercisable to purchase one Class B share of the Company at an exercise price of $4.26 per share and expire five years from the date of issuance. The fair value of these warrants is classified as Level 2 in the fair value hierarchy.

On initial recognition the Company determined that these warrants did not meet the IFRS definition of equity due to the exercise price being denominated in United States dollar, which was not the functional currency of the Company at the time resulting in variability in exercise price. The change in functional currency on October 1, 2020, was determined to be a change in circumstance and, as such, the Company has made an accounting policy choice to continue to recognize the warrants as a financial liability classified at fair value through profit or loss. The classification of any new warrants issued from October 1, 2020; forward are assessed based on the new functional currency which is the United States dollar.

The fair value of the warrants liability as at December 31, 2021 was $765,403 resulting in a gain of change in fair value of $682,507 for the year ended December 31, 2021. The fair value was determined using the Black-Scholes option pricing model and the following assumptions: exercise price of $4.26, the underlying share price of $1.02, risk-free interest rate of 1.22% and annualized volatility of 120%.

The fair value of the warrants liability as at December 31, 2022 was $243,594 resulting in a gain on change in fair value of $521,809 for the year ended December 31, 2022. The fair value was determined using the Black-Scholes option pricing model and the following assumptions: exercise price of $4.26, the underlying share price of $0.79, risk-free interest rate of 4.07% and annualized volatility of 96%.